Voya Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 15.1%
6,666	iShares 20+ Year Treasury Bond ETF	$682,932	3.1
2,550	iShares Russell 2000 ETF	420,546	1.9
10,715	Vanguard Russell 1000 Growth ETF	580,860	2.6
5,092	Vanguard S&P 500 ETF	1,671,703	7.5

	Total Exchange-Traded Funds
	(Cost $3,942,934)	3,356,041	15.1

MUTUAL FUNDS: 84.7%
	Affiliated Investment Companies: 84.7%
131,256	Voya Large Cap Value Portfolio - Class R6	614,276	2.8
166,522	Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,340,499	6.1
333,665	Voya Multi-Manager International Equity Fund - Class I	2,569,220	11.6
331,410	Voya Multi-Manager International Factors Fund - Class I	2,392,778	10.8
66,136	Voya Multi-Manager Mid Cap Value Fund - Class I	559,511	2.5
11,071	(1) Voya Small Cap Growth Fund - Class R6	344,597	1.6
47,079	(1) Voya Small Company Fund - Class R6	539,526	2.4
287,341	Voya U.S. Stock Index Portfolio - Class I	4,278,500	19.3
111,877	VY® Columbia Contrarian Core Portfolio - Class I	1,669,202	7.5
54,930	VY® Invesco Comstock Portfolio - Class I	1,018,405	4.6
76,740	VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	1,835,610	8.3
70,389	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	570,149	2.6
16,841	VY® T. Rowe Price Growth Equity Portfolio - Class I	1,011,313	4.6

	Total Mutual Funds
	(Cost $25,542,663)	18,743,586	84.7

	Total Investments in Securities (Cost $29,485,597)	$22,099,627	99.8
	Assets in Excess of Other Liabilities	39,894	0.2
	Net Assets	$22,139,521	100.0

(1)	Non-income producing security.

Voya Solution 2060 Portfolio	PORTFOLIO OF INVESTMENTS
As of September 30, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$3,356,041	$–	$–	$3,356,041
Mutual Funds	18,743,586	–	–	18,743,586
Total Investments, at fair value	$22,099,627	$–	$–	$22,099,627

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 9/30/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Large Cap Value Portfolio - Class R6	$-	$1,175,803	$(90,638)	$(470,889)	$614,276	$-	$(15,494)	$372,189
Voya Multi-Manager Emerging Markets Equity Fund - Class I	1,518,650	790,253	(549,549)	(418,855)	1,340,499	-	(153,524)	-
Voya Multi-Manager International Equity Fund - Class I	4,925,684	906,667	(2,100,732)	(1,162,399)	2,569,220	-	(219,570)	-
Voya Multi-Manager International Factors Fund - Class I	1,581,241	1,738,337	(206,057)	(720,743)	2,392,778	-	11,531	-
Voya Multi-Manager Mid Cap Value Fund - Class I	684,001	133,972	(94,739)	(163,723)	559,511	-	20,559	-
Voya Short Term Bond Fund - Class R6	-	927,866	(927,866)	-	-	4,138	(8,503)	-
Voya Small Cap Growth Fund - Class R6	-	393,345	(3,971)	(44,777)	344,597	-	(242)	-
Voya Small Company Fund - Class R6	-	655,575	(6,910)	(109,139)	539,526	-	(709)	-
Voya U.S. Stock Index Portfolio - Class I	4,641,536	2,040,292	(625,957)	(1,777,371)	4,278,500	2,543	106,512	444,803
VY® Columbia Contrarian Core Portfolio - Class I	2,033,082	691,723	(211,112)	(844,491)	1,669,202	10,173	69,722	286,906
VY® Invesco Comstock Portfolio - Class I	1,477,270	321,152	(455,491)	(324,526)	1,018,405	941	196,167	2,717
VY® JPMorgan Small Cap Core Equity Portfolio Class R6	525,150	264,566	(749,937)	(39,779)	-	30	(116,585)	86,556
VY® T. Rowe Price Capital Appreciation Portfolio - Class R6	2,004,945	762,686	(363,353)	(568,668)	1,835,610	1,396	12,333	220,569
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class R6	645,818	360,033	(104,996)	(330,706)	570,149	-	(14,598)	145,915
VY® T. Rowe Price Growth Equity Portfolio - Class I	1,897,978	899,505	(978,917)	(807,253)	1,011,313	-	(39,606)	189,748
	$21,935,355	$12,061,775	$(7,470,225)	$(7,783,319)	$18,743,586	$19,221	$(152,007)	$1,749,403

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $29,837,909.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$–
Gross Unrealized Depreciation	(7,738,282)
Net Unrealized Depreciation	$(7,738,282)